Related party disclosure (Detail 12) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Received by UBS
Fees	$ 39	$ 34	$ 34
Paid by UBS
Rent	4	5	4
Dividends, capital repayments and interest	5	10	11
UBS AG
Received by UBS
Fees	22	19	19
Paid by UBS
Rent	2	3	2
Dividends, capital repayments and interest	$ 5	$ 10	$ 10